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September 15, 2000


Securities and Exchange Commission
One Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re: Sun Life of Canada (U.S.) Variable Account F ("Registrant") Post-Effective Amendment No. 17 (the "Post-Effective Amendment") to Registration Statement on Form N-4 (File No. 33-41628) (the "Registration Statement")


Commissioners:

     In lieu of filing under paragraph (c) of Reg. ss.230.497 of the Securities Act of 1933, Sun Life of Canada (U.S.) Variable Account F ("Registrant") hereby certifies in accordance with paragraph (j) of such Reg. ss.230.497 that:

     (1) The form of Supplement dated September 11, 2000 to the Profile dated May 1, 2000, as supplemented by a Supplement dated June 26, 2000 and the Prospectus dated May 1, 2000, as supplemented by a Supplement dated June 26, 2000 for each of the MFS Regatta Platinum Variable and Fixed Annuity and the MFS Regatta Gold Variable and Fixed Annuity that would have been filed under paragraph (c) of Reg. ss.230.497 would not have differed from that contained in the Post-Effective Amendment, and

     (2) The text of the Post-Effective Amendment, which is the most recent amendment to the Registration Statement, was filed electronically on September 11, 2000.


                                    SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

                                    (Registrant)

                                    /s/ SANDRA M. DADALT
                                    Sandra M. DaDalt, Esq.
                                    Senior Counsel